RELATED PARTY TRANSACTIONS, Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Abstract]
Amounts due to related parties	$ 60,017		$ 42,613
Tencent [Member]
Related Party Transaction [Abstract]
Royalty fee and license fee to	69,128	$ 53,931
Services provided by	9,935	$ 11,369
Amounts due to related parties	$ 57,082		$ 38,416